2. Investment Securities (Tables)	12 Months Ended
Dec. 31, 2014
Investment Securities
Schedule Of Available For Sale Securities

Securities available-for-sale (AFS) and held-to-maturity (HTM) consist of the following:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Securities AFS	Cost	Gains	Losses	Value

December 31, 2014
U.S. Government sponsored enterprise (GSE) debt securities	$19,929,061	$50,378	$72,289	$19,907,150
U.S. Government securities	3,997,451	3,486	0	4,000,937
Agency mortgage-backed securities (Agency MBS)	9,031,661	19,472	12,326	9,038,807
	$32,958,173	$73,336	$84,615	$32,946,894

December 31, 2013
U.S. GSE debt securities	$29,220,333	$114,102	$195,521	$29,138,914
U.S. Government securities	6,040,188	10,955	1,455	6,049,688
	$35,260,521	$125,057	$196,976	$35,188,602

Schedule Of Held to Maturity Securities
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Securities HTM	Cost	Gains	Losses	Value*

December 31, 2014
States and political subdivisions	$41,810,945	$423,055	$ 0	$42,234,000

December 31, 2013
States and political subdivisions	$37,936,911	$433,089	$ 0	$38,370,000

Schedule of Maturities of Debt Securities Available for Sale

The scheduled maturities of debt securities AFS at December 31, 2014 were as follows:

	Amortized	Fair
	Cost	Value

Due in one year or less	$ 5,027,864	$ 5,034,248
Due from one to five years	18,898,648	18,873,839
Agency MBS	9,031,661	9,038,807
	$32,958,173	$32,946,894

Schedule Of Maturities of Debt Securities Held to Maturity

The scheduled maturities of debt securities HTM at December 31, 2014 were as follows:

	Amortized	Fair
	Cost	Value*

Due in one year or less	$28,158,718	$28,159,000
Due from one to five years	4,637,913	4,744,000
Due from five to ten years	2,305,353	2,411,000
Due after ten years	6,708,961	6,920,000
	$41,810,945	$42,234,000

Schedule Of Unrealized Loss

Debt securities AFS with unrealized losses as of the balance sheet dates are presented in the tables below.

	Less than 12 months		12 months or more		Totals
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss
December 31, 2014
U.S. GSE debt securities	$6,023,946	$8,548	$5,186,258	$63,741	$11,210,204	$72,289
Agency MBS	3,206,389	12,326	0	0	3,206,389	12,326
	$9,230,335	$20,874	$5,186,258	$63,741	$14,416,593	$84,615

December 31, 2013
U.S. GSE debt securities	$11,094,830	$194,188	$1,004,235	$1,333	$12,099,065	$195,521
U.S. Government securities	1,034,336	1,455	0	0	1,034,336	1,455
	$12,129,166	$195,643	$1,004,235	$1,333	$13,133,401	$196,976